GOVERNMENT GRANTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Government Assistance [Abstract]
Decrease in selling and administrative expense	$ 15	$ 1
Government assistance deferred income, liability, noncurrent	$ 67
Government assistance deferred income, liability, current		$ 9
Government Assistance, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Other current liabilities
Government Assistance, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other noncurrent liabilities